Trade and other receivables (Details 2) - ARS ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
% of representation	100.00%	100.00%
Additions / (reversals) for doubtful accounts	$ (703,000,000)	$ (194,000,000)
Leases and services	7,738,000,000	7,199,000,000
Consumer financing	87,000,000	26,000,000
Sale of properties and developments	187,000,000	307,000,000
Total other receivables	$ 8,012,000,000	$ 7,532,000,000
Leases And Services [Member]
Statement [Line Items]
% of representation	96.58%	95.58%
Additions / (reversals) for doubtful accounts	$ (128,000,000)	$ (194,000,000)
Consumer Financing [Member]
Statement [Line Items]
% of representation	1.09%	0.35%
Additions / (reversals) for doubtful accounts	$ 14,000,000	$ 0
Sale Of Properties And Developments [Member]
Statement [Line Items]
% of representation	2.33%	4.07%
Additions / (reversals) for doubtful accounts	$ 0	$ 0
Non-Past Due [Member]
Statement [Line Items]
Leases and services	5,607,000,000	3,794,000,000
Consumer financing	87,000,000	0
Sale of properties and developments	127,000,000	307,000,000
Total other receivables	5,821,000,000	4,101,000,000
Past Due, Total [Member]
Statement [Line Items]
Leases and services	5,325,000,000	4,390,000,000
Consumer financing	24,000,000	16,000,000
Sale of properties and developments	1,370,000,000	187,000,000
Total other receivables	57,756,000,000	4,593,000,000
Impaired [Member]
Statement [Line Items]
Leases and services	853,000,000	1,369,000,000
Consumer financing	0	26,000,000
Sale of properties and developments	0	0
Total other receivables	5,821,000,000	1,395,000,000
Up to 3 Months [Member]
Statement [Line Items]
Leases and services	391,000,000	554,000,000
Consumer financing	0	0
Sale of properties and developments	40,000,000	0
Total other receivables	431,000,000	554,000,000
3 To 6 Months [Member]
Statement [Line Items]
Leases and services	238,000,000	405,000,000
Consumer financing	0	0
Sale of properties and developments	0	0
Total other receivables	238,000,000	405,000,000
Over 6 Months [Member]
Statement [Line Items]
Leases and services	649,000,000	1,077,000,000
Consumer financing	0	0
Sale of properties and developments	20,000,000	0
Total other receivables	$ 669,000,000	$ 1,077,000,000